One Percentage Point Change in Assumed Health Care Cost Trend Rate (Detail) (Medical Benefits, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Effect on Interest Cost	1	1
Effect on post-retirement benefit obligation	13	13
Effect on Interest Cost	(1)	(1)
Effect on post-retirement benefit obligation	(12)	(11)